Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 72,689	$ 10,321	$ 8,295
Accounts receivable, net of allowances for credits and doubtful accounts of $1,601 and $2,804, at September 30, 2021, and December 31, 2020, respectively	52,638	40,661	34,803
Inventories, net	12,147	5,842	2,710
Prepaid expenses and other receivables	14,540	5,429	3,331
Total current assets	152,014	62,253	49,139
Non-current assets
Restricted cash	367	372	397
Property and equipment, net	12,630	13,709	15,311
Intangible assets, net	212,633	240,203	276,902
Goodwill	382,190	382,749	382,247
Deferred tax assets	114	122	37
Other long-term assets	458	611	813
Total assets	760,406	700,019	724,846
Current liabilities
Bank indebtedness			8,300
Accounts payable	20,522	22,978	15,962
Accrued liabilities	26,362	17,209	11,934
Income taxes payable	288	244	290
Current portion of capital lease obligations	528	856	828
Deferred revenue	6,797	7,772	6,068
Current portion of long-term debt	3,153	3,161	3,248
Total current liabilities	57,650	52,220	46,630
Long-term liabilities
Deferred tax liabilities	34,580	42,840	48,915
Due to related parties	1,122	1,615	1,472
Warrant liability	273	15,944	8,459
Capital lease obligations	304	508	484
Long-term debt	378,356	298,404	299,734
Other long-term liabilities	4,154	4,377	2,917
Total liabilities	476,439	415,908	408,611
Temporary equity
Total temporary equity		263,895	236,995
Stockholders' equity (deficit)
Common Stock, Value	7	3	3
Additional paid-in capital	413,316	135,616	161,555
Accumulated other comprehensive loss	(3,156)	(1,677)	(3,793)
Accumulated deficit	(126,200)	(113,726)	(78,525)
Total stockholders' equity	283,967	20,216	79,240
Total liabilities, temporary equity and stockholders' equity	$ 760,406	700,019	724,846
Series A Preferred Stock [Member]
Temporary equity
Total temporary equity		77,562	68,360
Series A1 Preferred Stock [Member]
Temporary equity
Total temporary equity		78,621	69,495
Series B Preferred Stock [Member]
Temporary equity
Total temporary equity		90,910	82,338
Series C Preferred Stock [Member]
Temporary equity
Total temporary equity		$ 16,802	$ 16,802